Activity Related To Gross Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011
Income Tax Disclosure [Abstract]
Beginning unrecognized tax benefits	$ 33	$ 34
Gross increases - tax positions in prior periods	2	3
Gross decreases - tax positions in prior periods	(25)	(4)
Gross increases - from acquisitions		2
Gross increases - current period tax positions		1
Settlements		(2)
Lapse of statue of limitations	(2)	(1)
Ending unrecognized tax benefits	$ 8	$ 33